ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Major Classes Of Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and Liabilities Classified As Held For Sale [Line Items]
Cash and cash equivalents		$ 827	$ 540	$ 374	$ 786
Accounts receivable and other		1,960	1,171
Current assets		5,841	2,276	1,512
Property, plant and equipment		23,013	12,814
Investments in associates and joint ventures		4,967	4,591	5,572
Total assets		56,308	36,580	29,477
Accounts payable and other liabilities		2,410	1,308
Non-recourse borrowings		1,381	985
Total liabilities		34,131	$ 21,912	$ 16,003
Assets and liabilities classified as held for sale
Assets and Liabilities Classified As Held For Sale [Line Items]
Cash and cash equivalents		13
Accounts receivable and other		56
Current assets		69
Property, plant and equipment		680
Investments in associates and joint ventures		38
Intangible assets and other non-current assets		10
Total assets		797
Accounts payable and other liabilities		260
Non-recourse borrowings		167
Total liabilities		427
Total Net Assets		370
North American rail operation
Assets and Liabilities Classified As Held For Sale [Line Items]
Proportion of ownership interest in subsidiary	9.00%
North American Rail Operation, Australian Operations
Assets and Liabilities Classified As Held For Sale [Line Items]
Total Net Assets		$ 691